	RMB International Fund
	Portfolio Holdings As of September 30, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 95.6%
	(percentage of net assets)
	AUSTRALIA 2.3%
	National Australia Bank Ltd.	353,417	$6,969,755

	BERMUDA 1.3%
	Hiscox Ltd.	370,102	4,171,942

	FINLAND 3.0%
	Sampo OYJ - Class A	185,513	9,171,885

	FRANCE 6.7%
	LVMH Moet Hennessy Louis Vuitton SE	16,692	11,955,840
	Schneider Electric SE	51,996	8,660,113
			20,615,953
	GERMANY 5.0%
	BASF SE	127,619	9,674,798
*	Evotec SE	120,496	5,713,536
			15,388,334
	IRELAND 3.3%
	Kerry Group PLC - Class A	75,809	10,186,313

	ISREAL 2.9%
*	Nice Ltd. - ADR	31,204	8,863,184

	JAPAN 28.1%
	Horiba Ltd.	54,400	3,795,247
	ITOCHU Corp.	146,800	4,275,695
	Kao Corp.	83,688	4,980,574
	Matsumotokiyoshi Holdings Co. Ltd.	92,800	4,165,334
	Mitsui Fudosan Co. Ltd.	416,100	9,884,409
	Murata Manufacturing Co. Ltd.	75,958	6,718,674
	Nitto Denko Corp.	74,500	5,303,400
	ORIX Corp.	372,400	6,968,173
	Recruit Holdings Co. Ltd.	68,100	4,162,671
	Shionogi & Co. Ltd.	88,000	6,021,785
	SoftBank Group Corp.	34,729	2,006,825
	Sony Group Corp.	53,800	5,972,809
	Stanley Electric Co. Ltd.	98,300	2,482,883
	Subaru Corp.	443,446	8,194,759
	Takuma Co. Ltd.	244,300	3,398,422
	TV Asahi Holdings Corp.	501,268	7,828,888
			86,160,548

	NETHERLANDS 6.1%
	ASML Holding N.V.	13,612	10,168,924
	Royal Dutch Shell PLC - Class B	382,291	8,470,277
			18,639,201
	SPAIN 4.9%
	Bankinter S.A.	1,242,168	7,268,074
	Grifols S.A.	316,896	7,737,945
			15,006,019
	SWITZERLAND 12.7%
	Lonza Group AG	16,642	12,483,327
	Nestle S.A.	81,665	9,839,822
	Novartis AG	122,316	10,029,816
	STMicroelectronics N.V.	154,568	6,748,684
			39,101,649
	UNITED KINGDOM 19.3%
*	Compass Group PLC	431,127	8,817,054
	Diageo PLC	163,597	7,920,551
	Intertek Group PLC	117,448	7,853,425
	Lloyds Banking Group PLC	21,748,368	13,536,665
	London Stock Exchange Group PLC	38,859	3,893,992
	Rentokil Initial PLC	1,389,483	10,911,333
	Rotork PLC	1,336,448	6,246,362
			59,179,382
	Total Common Stocks (Cost: $244,346,064)		293,454,165

	Short-Term Investments 4.0%
	(percentage of net assets)
	MONEY MARKET FUNDS 4.0%
	First American Government Obligations Fund - Class X - 0.03% [a]	12,473,120	12,473,120
	Total Short-Term Investments (Cost: $12,473,120)		12,473,120

	Total Investments 99.6% (Cost: $256,819,184)		$305,927,285
	Cash and other assets, less liabilities 0.4%		1,136,582
	Net Assets 100.0%		$307,063,867

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2021	Level 1	Level 2	Level 3	Total
RMB International Fund
Assets
Common Stocks[1,2]	$26,787,442	$266,666,723	$-	$293,454,165
Short-Term Investments	12,473,120	-	-	12,473,120
Total Investments in Securities	$39,260,562	$266,666,723	$-	$305,927,285

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by country.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
September 30, 2021.

RMB
International
Fund
Australia	$6,969,755
Bermuda	4,171,942
Finland	9,171,885
France	20,615,953
Germany	15,388,334
Japan	86,160,548
Netherlands	18,639,201
Spain	7,268,074
Switzerland	39,101,649
United Kingdom	59,179,382
Total	$266,666,723